Derivative financial instruments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 5,966	£ 4,884
Derivative financial instruments, liabilities		(1,908)
Derivative financial instruments, non-current assets	4,807	1,666
Derivative financial instruments, non-current liabilities		(655)
Derivative financial instruments, current assets	1,159	3,218
Derivative financial instruments, current liabilities		(1,253)
Ineffective portion of cash flow hedge recognized in profit or loss	0	0
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	4,490
Derivative financial instruments, non-current assets	4,490
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	624	1,714
Derivative financial instruments, non-current assets	317	855
Forward foreign currency contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 852	3,170
Derivative financial instruments, non-current assets		811
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities		(655)
Derivative financial instruments, non-current liabilities		(655)
Forward foreign currency contracts | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities		£ (1,253)